Income taxes and deferred income taxes - Movement in deferred tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning of the year	$ 87,633	$ 59,253
Future income tax recovery		(4,090)
Income tax recovery on share issuance costs		(3,426)
Acquired through business acquisition		35,896
Future income tax recovery	(3,682)
Income tax recovery on share issuance costs	(483)
Balance at the ending of the year	$ 83,468	$ 87,633